Impairment of Goodwill and Other Non-Current Assets - Summary of Impairment Analysis and Impairment Loss (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 1,804	₽ 7,222	₽ 6,081
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	727
Korshunov mining plant KMP [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	549	1,151
Izhstal [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests			2,130
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests		337
Cash generating units [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 1,276	2,269	4,552
Cash generating units [member] | Bratsk Ferroalloy Plant (BFP) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests			151
Cash generating units [member] | Korshunov mining plant KMP [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests		1,151	2,271
Cash generating units [member] | Izhstal [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests		781	₽ 2,130
Cash generating units [member] | Southern Kuzbass Power Plant (SKPP) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests		₽ 337